TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax Credit Carryforward [Line Items]
Corporate tax rates	23.00%	23.00%	23.00%
Net carry forward tax losses	$ 232.2
Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Corporate tax rates	21.00%